RISK MANAGEMENT (Details) - COP ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Maximum exposure		$ 199,665,846		$ 181,147,247
Collateral		(73,989,985)		(70,011,924)
Net exposure		125,675,861		111,135,323
Commercial Loans [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		88,997,241		86,259,708
Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		27,646,114		23,925,279
Mortgages [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		20,512,208		19,155,852
Small Business Loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		1,063,580		1,062,724
Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		22,248,951		21,343,923
Loans and Advances [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		160,468,094		151,747,486
Collateral		(71,122,738)		(68,627,160)
Net exposure		89,345,356		83,120,326
Loans and Advances [member] | Commercial Loans [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		88,997,241		86,259,708
Collateral		(42,593,800)		(28,801,285)
Net exposure		46,403,441		57,458,423
Loans and Advances [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		27,646,114		23,925,279
Collateral		(5,915,201)		(5,917,791)
Net exposure		21,730,913		18,007,488
Loans and Advances [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		20,512,208		19,155,852
Collateral		(18,991,957)		(18,193,999)
Net exposure		1,520,251		961,853
Loans and Advances [member] | Small Business Loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		1,063,580		1,062,724
Collateral		(652,227)		(296,816)
Net exposure		411,353		765,908
Loans and Advances [member] | Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		22,248,951		21,343,923
Collateral		(2,969,553)		(15,417,269)
Net exposure		19,279,398		5,926,654
Off-Balance Sheet Exposures [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		22,360,075		15,499,545
Collateral		0		0
Net exposure		22,360,075		15,499,545
Off-Balance Sheet Exposures [Member] | Financial guarantee contracts [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		6,701,643		6,344,004
Collateral		0		0
Net exposure		6,701,643		6,344,004
Off-Balance Sheet Exposures [Member] | Loan commitments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		15,658,432		9,155,541
Collateral		0		0
Net exposure		15,658,432		9,155,541
Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	[1]	16,837,677		13,900,216
Collateral	[1]	(2,867,247)		(1,384,764)
Net exposure	[1]	13,970,430		12,515,452
Other Financial Instruments [Member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		14,859,423		11,705,563
Collateral		(2,741,345)		(1,137,457)
Net exposure		12,118,078		10,568,106
Other Financial Instruments [Member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	[2],[3]	457,940		779,829
Collateral		(125,902)		(247,307)
Net exposure	[2]	332,038		532,522
Other Financial Instruments [Member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		1,520,313	[4]	1,414,824
Collateral		0	[4]	0
Net exposure		$ 1,520,313	[4]	$ 1,414,824

[1]	Collateral Held (-) and Collateral Pledged (+).
[2]	Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied * Debt Securities Book value 100% * Equity Instruments: - Shares:100% - Investment funds: Book value 100%
[3]	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.
[4]	Includes investments classified as “assets held for sale”. See Note 12 Assets held for sale and inventories, net.